SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [text block] [Abstract]
SHARE CAPITAL
32 SHARE CAPITAL
(1)Authorised share capital

	The Group and Bank
	2020	2019	2018
	£m	£m	£m
Sterling
1,650 million ordinary shares of £1 each	1,650	1,650	1,650
1 cumulative floating rate Preference share of £1	—	—	—
100 6 per cent Non-Cumulative Redeemable Preference shares of £1 each	—	—	—
175 million Preference shares of 25p each	44	44	44
	1,694	1,694	1,694

US dollars	US$m	US$m	US$m
160 million Preference shares of 25 cents each	40	40	40

Euro	€m	€m	€m
160 million Preference shares of 25 cents each	40	40	40

Japanese yen	¥m	¥m	¥m
50 million Preference shares of ¥25 each	1,250	1,250	1,250
(2)Issued and fully paid ordinary shares

	2020	2019	2018	2020	2019	2018
	Number of shares	Number of shares	Number of shares	£m	£m	£m
Sterling
Ordinary shares of £1 each
At 1 January	1,574,285,751	1,574,285,751	1,574,285,751	1,574	1,574	1,574
Issued in the year	1	—	—	—	—	—
At 31 December	1,574,285,752	1,574,285,751	1,574,285,751	1,574	1,574	1,574
Share capital and control
There are no limitations on voting rights or restrictions on the transfer of shares in the Bank other than as set out in the articles of association, and certain restrictions which may from time to time be imposed by law and regulations (for example, insider trading laws).
Ordinary shares
The holders of ordinary shares are entitled to receive the Bank’s report and accounts, attend, speak and vote at general meetings and appoint proxies to exercise voting rights. Holders of ordinary shares may also receive a dividend (subject to the provisions of the Bank’s articles of association) and on a winding up may share in the assets of the Bank.
Issued and fully paid preference shares
The Bank has in issue various classes of preference shares which are all classified as liabilities under accounting standards.